Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Conservative Portfolio
Transamerica Asset Allocation – Growth Portfolio
Transamerica Asset Allocation – Moderate Growth Portfolio
Transamerica Asset Allocation – Moderate Portfolio
Transamerica Capital Growth
Transamerica Energy Infrastructure
Transamerica Floating Rate
Transamerica High Yield Bond
Transamerica High Yield ESG
Transamerica High Yield Muni
Transamerica Inflation Opportunities
Transamerica Intermediate Muni
Transamerica International Small Cap
Value
Transamerica Large Cap Value
Transamerica Large Growth
Transamerica Long Credit
Transamerica Mid Cap Growth
Transamerica Mid Cap Value Opportunities
Transamerica Short-Term Bond
Transamerica Small Cap Growth
Transamerica Small Cap Value
Transamerica Small/Mid Cap Value
Transamerica Sustainable Equity Income
Transamerica Sustainable Growth Equity
Transamerica UltraShort Bond
Transamerica Unconstrained Bond
Transamerica US Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Asset Allocation – Conservative Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark[1]	11.71%	5.46%	4.73%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark, consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Transamerica Asset Allocation – Growth Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
* * *
Transamerica Asset Allocation – Moderate Growth Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark[1]	18.12%	9.61%	7.41%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Transamerica Asset Allocation – Moderate Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark[1]	14.43%	7.25%	5.88%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Transamerica Capital Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Energy Infrastructure
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Alerian Midstream Energy Select Total Return Index (now referred to as the Alerian Midstream Energy Select Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Floating Rate
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Credit Suisse Leveraged Loan Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica High Yield Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica High Yield ESG
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)[1]	6.17%	-2.44%	7/31/2020
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica High Yield Muni
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
S&P Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.03%	2.24%	3.06%
[1]
The S&P Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg High Yield Municipal Bond Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Inflation Opportunities
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.90%	3/1/2014
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index are secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements. From October 27, 2023 to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index. Prior to October 27, 2023, the fund’s primary benchmark was the Bloomberg Global Inflation Linked Bond Index. This prior benchmark change was made to more accurately reflect the fund’s principal investment strategies.

* * *
Transamerica Intermediate Muni
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%
[1]
The Bloomberg Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Muni Managed Money Intermediate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica International Small Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index[1] (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
[1]
The MSCI EAFE Index is the fund’s new primary benchmark. Prior to May 31, 2024, the fund’s primary benchmark was the MSCI EAFE Small Cap Index Gross (now referred to as the MSCI EAFE Small Cap Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Large Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Large Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	5.14%	5/28/2021
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Long Credit
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Bloomberg US Universal Bond Index became the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg U.S. Long Credit Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Transamerica Mid Cap Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.30%	3/10/2017
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell Midcap® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Mid Cap Value Opportunities
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Short-Term Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. Corporate & Government 1‑3 Years Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Small Cap Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Small Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.50%	4/21/2017
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Small/Mid Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell 2500® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[3]	Effective May 1, 2024, the Russell 2000® Value Index and the Russell Midcap® Value Index are additional secondary benchmarks of the fund.
* * *
Transamerica Sustainable Equity Income
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica Sustainable Growth Equity
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Russell 3000® Index[1] is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Transamerica UltraShort Bond
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Short-Term Government Corporate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Transamerica Unconstrained Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.73%	12/8/2014
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3‑Month Treasury Bill Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Transamerica US Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Asset Allocation - Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Conservative Portfolio
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Asset Allocation – Conservative Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark[1]	11.71%	5.46%	4.73%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Conservative Portfolio Blended Benchmark, consists of 65% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 35% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Asset Allocation - Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Growth Portfolio
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Asset Allocation – Growth Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Asset Allocation - Moderate Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Moderate Growth Portfolio
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Asset Allocation – Moderate Growth Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark[1]	18.12%	9.61%	7.41%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 30% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 70% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Asset Allocation - Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Asset Allocation – Moderate Portfolio
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Asset Allocation – Moderate Portfolio
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes)	23.79%	12.80%	8.60%
Transamerica Asset Allocation – Moderate Portfolio Blended Benchmark[1]	14.43%	7.25%	5.88%
[1]
The fund’s secondary benchmark, the Transamerica Asset Allocation – Moderate Growth Portfolio Blended Benchmark, consists of 50% Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) and 50% MSCI World Index (reflects no deduction for fees, expenses or taxes, except foreign withholding taxes).

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Capital Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Capital Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Capital Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Energy Infrastructure
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Energy Infrastructure
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Energy Infrastructure
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Alerian Midstream Energy Select Total Return Index (now referred to as the Alerian Midstream Energy Select Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Floating Rate
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Floating Rate
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Floating Rate
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Credit Suisse Leveraged Loan Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica High Yield Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica High Yield Bond
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica High Yield Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica High Yield ESG
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica High Yield ESG
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica High Yield ESG
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)[1]	6.17%	-2.44%	7/31/2020
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Corporate High Yield 2% Issuer Capped Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica High Yield Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica High Yield Muni
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica High Yield Muni
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
S&P Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.03%	2.24%	3.06%
[1]
The S&P Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg High Yield Municipal Bond Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Inflation Opportunities
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Inflation Opportunities
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.90%	3/1/2014
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark and the Bloomberg US Treasury Inflation Protection Securities Index and the Bloomberg Global Inflation Linked Bond Index are secondary indices for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements. From October 27, 2023 to June 3, 2024, the fund’s primary benchmark was the Bloomberg US Treasury Inflation Protected Securities Index. Prior to October 27, 2023, the fund’s primary benchmark was the Bloomberg Global Inflation Linked Bond Index. This prior benchmark change was made to more accurately reflect the fund’s principal investment strategies.

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Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Intermediate Muni
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Intermediate Muni
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Intermediate Muni
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg Municipal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.40%	2.25%	3.03%
[1]
The Bloomberg Municipal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Muni Managed Money Intermediate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica International Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica International Small Cap
Value
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica International Small Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
MSCI EAFE Index[1] (reflects no deduction for fees, expenses or taxes)	18.85%	8.69%	4.78%
[1]
The MSCI EAFE Index is the fund’s new primary benchmark. Prior to May 31, 2024, the fund’s primary benchmark was the MSCI EAFE Small Cap Index Gross (now referred to as the MSCI EAFE Small Cap Index), and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Large Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Large Cap Value
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Large Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Large Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Large Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Large Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	5.14%	5/28/2021
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

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Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Long Credit
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Long Credit
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Long Credit
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Bloomberg US Universal Bond Index became the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg U.S. Long Credit Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Mid Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Mid Cap Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Mid Cap Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.30%	3/10/2017
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell Midcap® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Mid Cap Value Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Mid Cap Value Opportunities
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Mid Cap Value Opportunities
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.69%	4/30/2014

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell Midcap® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Short-Term Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Short-Term Bond
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Short-Term Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	2.08%
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. Corporate & Government 1‑3 Years Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Small Cap Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Small Cap Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Small Cap Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Small Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Small Cap Value
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Small Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	12.50%	4/21/2017
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 2000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Small/Mid Cap Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Small/Mid Cap Value
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Small/Mid Cap Value
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
Russell 2500® Value Index (reflects no deduction for fees, expenses or taxes)	15.98%	10.79%	7.42%
Russell 2000® Value Index[3] (reflects no deduction for fees, expenses or taxes)	14.65%	10.00%	6.76%
Russell Midcap® Value Index[3] (reflects no deduction for fees, expenses or taxes)	12.71%	11.16%	8.26%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to May 1, 2024, the fund’s primary benchmark was the Russell 2500® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

[3]	Effective May 1, 2024, the Russell 2000® Value Index and the Russell Midcap® Value Index are additional secondary benchmarks of the fund.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Sustainable Equity Income
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Sustainable Equity Income
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Sustainable Equity Income
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Value Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Sustainable Growth Equity
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Sustainable Growth Equity
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Sustainable Growth Equity
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Russell 3000® Index[1] is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica UltraShort Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica UltraShort Bond
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica UltraShort Bond
The following replaces the second paragraph in the “Performance” section of the Prospectus and Summary Prospectus for the fund:
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Bloomberg Short-Term Government Corporate Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.
* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica Unconstrained Bond
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Unconstrained Bond
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica Unconstrained Bond
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	Since Inception	Inception Date
Bloomberg US Universal Bond Index[1] (reflects no deduction for fees, expenses or taxes)	6.17%	1.44%	1.73%	12/8/2014
[1]
The Bloomberg US Universal Bond Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the ICE BofAML U.S. 3‑Month Treasury Bill Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024

Transamerica US Growth
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica US Growth
Supplement to the Currently Effective Retail Prospectus and Summary Prospectuses
The following supplements certain benchmark information in the Prospectus and Summary Prospectus in the “Performance” section under the sub‑heading “Average Annual Total Returns”:
Transamerica US Growth
Average Annual Total Returns (periods ended December 31, 2023)

	1 Year	5 Years	10 Years
Russell 3000® Index[1,2] (reflects no deduction for fees, expenses or taxes)	25.96%	15.16%	11.48%
[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]
The Russell 3000® Index is the fund’s new primary benchmark. Prior to June 3, 2024, the fund’s primary benchmark was the Russell 1000® Growth Index, and that index is now a secondary index for the fund. The new primary benchmark represents a broad measure of market performance and has been added to comply with new regulatory requirements.

* * *
Investors Should Retain this Supplement for Future Reference
June 3, 2024